Morgan Stanley Intermediate Income Securities
LETTER TO THE SHAREHOLDERS / / AUGUST 31, 2001

Dear Shareholder:
During the 12-month period ended August 31, 2001, the U.S. economy showed signs of a slowdown, which gradually grew more serious despite vigorous policy initiatives from both the Federal Reserve Board and the U.S. Congress. The Federal Reserve repeatedly cut the federal funds rate, from 6.50 percent at the end of December to 3.50 percent by the end of August. (Two additional 50-basis-point cuts were made in response to the events of September 11.) Moreover, by some measures the degree to which the Federal Reserve injected reserves into the monetary system was without precedent. For its part, the U.S. Congress enacted a $1.3 trillion tax reduction that, it's estimated, will provide a stimulus equivalent to about 1 percent of gross domestic product during the year ahead.

At first the slowdown appeared to be little more than an inventory correction centered in the technology and telecom sectors. The consumer sector, which accounts for more than two-thirds of economic activity, remained firm, despite a sharp contraction in wealth because of declining equity prices. Falling mortgage finance costs appeared to be an important factor in the consumer's resilience. As the technology and telecom weakness deepened and spread to other sectors, and declining equity prices undermined aggregate financial wealth, concerns about the economy become more pervasive.

Fixed-Income Overview
U.S. Treasury securities led a fixed-income rally as evidence mounted that the economy was slowing and investors became convinced that the Federal Reserve would ease monetary conditions. Corporate bond prices rose less rapidly than those of Treasuries during the September through November portion of the period, because of concerns that a faltering economy might undermine corporate credit quality. The downgrading of several investment-grade issuers by Moody's Investors Service and Standard & Poor's Corporation accentuated these concerns. The corporate bond market improved toward the end of December, performing more in line with government markets on expectations that the Fed would continue easing monetary conditions as needed, thus limiting the credit risks associated with most investment-grade issuers.

Intermediate-term Treasury yields fell sharply during the period. Yields on five-year bonds fell 1.59 percentage points while yields on two-year notes declined by 2.53 percentage points. Treasury securities posted the best returns as investors sought out the relative safety of these issues. Despite the strong performance of the investment-grade corporate bond market in the latter part of the period, credit spreads relative to U.S. Treasury securities remained wide by historical standards. Yields for investment-grade corporate securities were most attractive in the BBB-rated category.

Morgan Stanley Intermediate Income Securities
LETTER TO THE SHAREHOLDERS / / AUGUST 31, 2001 CONTINUED

Performance and Portfolio Strategy
For the 12-month period ended August 31, 2001, Morgan Stanley Intermediate Income Securities' Class B shares returned 9.55 percent, compared to
12.29 percent for the Lehman Brothers Intermediate U.S. Government/Credit Index. For the same period, the Fund's Class A, C and D shares returned 10.34 percent,
9.54 percent and 10.48 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the Lehman Index.

While the Fund benefited from being invested primarily in high-grade securities, its underperformance relative to the Lehman Index can be attributed to its investments in intermediate-term corporate bonds. While these holdings contributed to the Fund's earned income, they were detrimental to its overall total return.

Looking Ahead
There is no doubt that the September 11 terrorist attack will have a negative impact on the markets and the economy. Consensus estimates for the second half of 2001 have accordingly been revised from modestly positive to slightly negative. A decline in economic output for two successive quarters would meet the customary definition of a recession, which would be the first in a record ten years.

Even so, there is good reason to believe that the economy has not been completely derailed from the road to recovery. In recent months, there were many solid signs that the economy was approaching a trough. Many leading indicators had been climbing, suggesting that the economy was on the mend. Manufacturers' new orders moved solidly into positive territory by the end of the summer. Evidence like this suggests that many companies are confronting the current crisis in far better shape than might have been the case a year ago.

Investors should be assured that the U.S. economy is one of the most powerful engines of growth in history and has survived many attacks, including political crises, world wars, and a decades-long struggle during the cold war. The economy and the markets met each of those challenges, and each time emerged even stronger than before. Anyone who bought U.S. shares during such periods was eventually rewarded.

Morgan Stanley Intermediate Income Securities
LETTER TO THE SHAREHOLDERS / / AUGUST 31, 2001 CONTINUED

We appreciate your ongoing support of Morgan Stanley Intermediate Income Securities and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley Intermediate Income Securities
FUND PERFORMANCE / / AUGUST 31, 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000-CLASS B
($ in Thousands)

                FUND     LEHMAN(4)
August 1991     $10,000    $10,000
August 1992     $11,258    $11,312
August 1993     $12,208    $12,357
August 1994     $12,024    $12,317
August 1995     $13,054    $13,483
August 1996     $13,391    $14,081
August 1997     $14,452    $15,270
August 1998     $15,395    $16,641
August 1999     $15,537    $17,007
August 2000     $15,817    $18,074
August 2001  $17,327(3)    $20,295

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                 CLASS A SHARES*                                  CLASS B SHARES**
   --------------------------------------------     ---------------------------------------------
   PERIOD ENDED 8/31/01                             PERIOD ENDED 8/31/01
   -------------------------                        -------------------------
   1 Year                     10.34%(1)  5.65%(2)   1 Year                     9.55%(1)    4.55%(2)
   Since Inception (7/28/97)   5.07%(1)  3.97%(2)   5 Years                    5.29%(1)    4.96%(2)
                                                    10 Years                   5.65%(1)    5.65%(2)

                  CLASS C SHARES+                                   CLASS D SHARES++
   ---------------------------------------------      ---------------------------------------------
   PERIOD ENDED 8/31/01                               PERIOD ENDED 8/31/01
   -------------------------                          -------------------------
   1 Year                     9.54%(1)    8.54%(2)    1 Year                     10.48%(1)
   Since Inception (7/28/97)  4.41%(1)    4.41%(2)    Since Inception (7/28/97)  5.29%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON AUGUST 31, 2001.
(4) THE LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX (FORMERLY LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX) TRACKS THE PERFORMANCE OF U.S. GOVERNMENT AND CORPORATE OBLIGATIONS, INCLUDING
     U.S. GOVERNMENT AGENCY AND TREASURY SECURITIES, AND CORPORATE AND YANKEE BONDS WITH MATURITIES OF 1 TO 10 YEARS. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
 *   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
 + THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D SHARES HAVE NO SALES CHARGE.

Morgan Stanley Intermediate Income Securities
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2001

PRINCIPAL
AMOUNT IN                                  COUPON         MATURITY
THOUSANDS                                   RATE            DATE             VALUE

--------------------------------------------------------------------------------------

           Corporate Bonds (46.7%)
           AEROSPACE & DEFENSE (1.2%)
 $   500   Raytheon Co...................  8.20 %         03/01/06        $    535,245
     730   Systems 2001 Asset Trust -
            144A* ***....................  6.664          09/15/13             752,009
                                                                          ------------
                                                                             1,287,254
                                                                          ------------
           AIR FREIGHT/COURIERS (0.3%)
     280   FedEx Corp....................  7.25           02/15/11             293,625
                                                                          ------------
           ALTERNATIVE POWER GENERATION (0.4%)
     460   Calpine Corp..................  8.50           02/15/11             468,004
                                                                          ------------
           AUTO PARTS: O.E.M. (0.7%)
      85   Dana Corp. - 144A*............  9.00           08/15/11              85,850
     365   Delphi Automotive Systems
            Corp.........................  6.125          05/01/04             371,694
     295   TRW Inc.......................  7.625          03/15/06             310,428
                                                                          ------------
                                                                               767,972
                                                                          ------------
           BROADCASTING (0.3%)
     300   Clear Channel Communications,
            Inc..........................  7.65           09/15/10             319,479
                                                                          ------------
           CABLE/SATELLITE TV (1.8%)
      80   Charter Communications
            Holding, Inc. - 144A*........  0.00           01/15/11              51,400
     140   Charter Communications
            Holdings, Inc................  0.00           01/15/10              96,250
   1,475   Comcast Corp. ***.............  8.375          11/01/05           1,604,239
     220   Cox Communications, Inc.......  7.50           08/15/04             231,222
                                                                          ------------
                                                                             1,983,111
                                                                          ------------
           CASINO/GAMING (0.3%)
     290   Harrah's Operating Co.,
            Inc..........................  8.00           02/01/11             305,825
                                                                          ------------
           COMPUTER PROCESSING HARDWARE (0.2%)
     250   Sun Microsystems, Inc.........  7.00           08/15/02             254,215
                                                                          ------------
           DEPARTMENT STORES (0.6%)
     450   Federated Department Stores,
            Inc..........................  8.50           06/15/03             475,015
     130   May Dept Stores Co............  6.875          11/01/05             136,404
                                                                          ------------
                                                                               611,419
                                                                          ------------
           DISCOUNT STORES (0.3%)
      55   Target Corp...................  7.50           08/15/10              60,563
     270   Target Corp...................  6.35           01/15/11             276,086
                                                                          ------------
                                                                               336,649
                                                                          ------------
           DRUGSTORE CHAINS (0.4%)
     425   CVS Corp. ***.................  5.625          03/15/06             426,951
                                                                          ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON        MATURITY
THOUSANDS                                   RATE           DATE              VALUE

--------------------------------------------------------------------------------------

           ELECTRIC UTILITIES (1.7%)
 $   550   CMS Energy Corp. (Series B)
            ***..........................  6.75 %         01/15/04        $    540,925
     215   DTE Energy Co.................  7.05           06/01/11             226,096
     505   Progress Energy, Inc..........  6.75           03/01/06             528,190
     500   PSEG Energy Holdings..........  9.125          02/10/04             528,405
                                                                          ------------
                                                                             1,823,616
                                                                          ------------
           ENVIRONMENTAL SERVICES (0.5%)
     475   USA Waste Services, Inc.......  7.125          10/01/07             492,461
                                                                          ------------
           FINANCE/RENTAL/LEASING (3.1%)
     625   American General Finance Corp.
            ***..........................  5.875          07/14/06             635,500
   1,160   Ford Motor Credit Corp. ***...  7.375          10/28/09           1,206,922
     500   Household Finance Corp........  8.00           05/09/05             544,165
     410   MBNA America Bank N.A.........  6.50           06/20/06             416,019
      92   Oil Purchase Co., - 144A*.....  7.10           04/30/02              90,422
     525   Toyota Motor Credit Corp......  5.65           01/15/07             531,993
                                                                          ------------
                                                                             3,425,021
                                                                          ------------
           FINANCIAL CONGLOMERATES (2.8%)
   2,000   Citigroup Inc. ***............  7.25           10/01/10           2,159,740
     365   GS Escrow Corp................  7.125          08/01/05             366,026
     565   J.P. Morgan Chase & Co........  5.625          08/15/06             569,978
                                                                          ------------
                                                                             3,095,744
                                                                          ------------
           FINANCIAL PUBLISHING/SERVICES (0.2%)
     185   Reed Elsevier Capital.........  6.125          08/01/06             189,033
                                                                          ------------
           FOOD RETAIL (1.9%)
     185   Ahold Finance USA Inc.........  8.25           07/15/10             206,654
     425   Albertson's, Inc..............  7.50           02/15/11             455,549
     450   Kroger Co.....................  7.625          09/15/06             486,594
     425   Kroger Co.....................  6.80           04/01/11             435,795
     260   Safeway Inc...................  7.50           09/15/09             280,602
     225   Safeway Inc...................  6.50           03/01/11             229,140
                                                                          ------------
                                                                             2,094,334
                                                                          ------------
           FOOD: MAJOR DIVERSIFIED (2.4%)
     500   Kellogg Co. (Series B)........  6.60           04/01/11             511,350
   2,000   Unilever Capital Corp. ***....  6.875          11/01/05           2,119,780
                                                                          ------------
                                                                             2,631,130
                                                                          ------------
           GAS DISTRIBUTORS (0.8%)
     395   Nisource Finance Corp.........  7.625          11/15/05             423,274

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON        MATURITY
THOUSANDS                                   RATE           DATE              VALUE

--------------------------------------------------------------------------------------

 $    85   Ras Laffan Liquid Natural Gas
            Co. Ltd. - 144A*.............  7.628%         09/15/06        $     87,439
     380   Ras Laffan Liquid Natural Gas
            Co. Ltd. - 144A*.............  8.294          03/15/14             381,687
                                                                          ------------
                                                                               892,400
                                                                          ------------
           HOME BUILDING (0.4%)
     210   Centex Corp...................  7.875          02/01/11             216,220
     220   Pulte Homes, Inc. - 144A*.....  7.875          08/01/11             221,558
                                                                          ------------
                                                                               437,778
                                                                          ------------
           HOME IMPROVEMENT CHAINS (0.5%)
     520   Lowe's Co., Inc...............  7.50           12/15/05             560,544
                                                                          ------------
           HOSPITAL/NURSING MANAGEMENT (0.9%)
     515   HCA Inc.......................  7.125          06/01/06             525,161
     460   Manor Care, Inc...............  8.00           03/01/08             472,650
                                                                          ------------
                                                                               997,811
                                                                          ------------
           HOTELS/RESORTS/CRUISELINES (0.5%)
     525   Hyatt Equities LLC............  7.00           05/15/02             532,434
                                                                          ------------
           HOUSEHOLD/PERSONAL CARE (0.3%)
     345   International Flavors &
            Fragrances, Inc. - 144A*.....  6.45           05/15/06             352,231
                                                                          ------------
           INDUSTRIAL CONGLOMERATES (0.8%)
     310   Hutchison Whampoa Ltd. -
            144A*........................  7.00           02/16/11             313,608
     540   Tyco International Groups
            S.A..........................  6.375          02/15/06             554,985
                                                                          ------------
                                                                               868,593
                                                                          ------------
           INTEGRATED OIL (0.5%)
     535   Conoco Inc. ***...............  5.90           04/15/04             547,915
                                                                          ------------
           INVESTMENT BANKS/BROKERS (1.9%)
     535   Credit Suisse F/B USA, Inc.
            ***..........................  5.875          08/01/06             541,912
     490   Goldman Sachs Group Inc.......  6.875          01/15/11             506,498
   1,000   Lehman Brothers Holdings, Inc.
            ***..........................  6.125          07/15/03           1,029,780
                                                                          ------------
                                                                             2,078,190
                                                                          ------------
           LIFE/HEALTH INSURANCE (1.5%)
     475   John Hancock Global Funding II
            - 144A*......................  7.90           07/02/10             532,608
     500   Metropolitan Life Insurance
            Co...........................  6.30           11/01/03             513,280
      80   Nationwide Mutual Insurance -
            144A*........................  6.50           02/15/04              82,575
     265   Prudential Funding LLC........  6.60           05/15/08             273,570
     200   Prudential Insurance Co.......  8.30           07/01/25             219,626
                                                                          ------------
                                                                             1,621,659
                                                                          ------------
           MAJOR BANKS (3.4%)
     650   Bank of America Corp. ***.....  7.40           01/15/11             701,337

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON        MATURITY
THOUSANDS                                   RATE           DATE              VALUE

--------------------------------------------------------------------------------------

 $   475   First Union National Bank.....  7.80 %         08/18/10        $    525,212
     120   Mellon Funding Corp...........  7.50           06/15/05             129,514
     360   PNC Funding Corp..............  5.75           08/01/06             365,213
   1,000   Shawmut Bank Connecticut, N.A.
            ***..........................  8.625          02/15/05           1,101,700
     830   Wells Fargo & Co. ***.........  5.90           05/21/06             849,796
                                                                          ------------
                                                                             3,672,772
                                                                          ------------
           MAJOR TELECOMMUNICATIONS (2.2%)
     500   British Telecommunications PLC
            (Great Britain) ***..........  8.375          12/15/10             554,165
     375   Deutsche Telekom International
            Finance Corp.
            (Netherlands)................  8.00           06/15/10             405,345
     175   Telus Corp....................  8.00           06/01/11             186,793
     480   Verizon New England Inc.......  6.50           09/15/11             492,024
     275   WorldCom, Inc.................  7.875          05/15/03             286,899
     200   WorldCom, Inc.................  6.25           08/15/03             203,784
     280   WorldCom, Inc.................  7.50           05/15/11             286,138
                                                                          ------------
                                                                             2,415,148
                                                                          ------------
           MANAGED HEALTH CARE (1.4%)
     990   Aetna, Inc. ***...............  7.875          03/01/11             987,050
     270   UnitedHealth Group Inc........  7.50           11/15/05             286,743
     250   Wellpoint Health Network
            Inc..........................  6.375          06/15/06             255,388
                                                                          ------------
                                                                             1,529,181
                                                                          ------------
           MEDIA CONGLOMERATES (2.1%)
     220   AOL Time Warner Inc...........  6.75           04/15/11             224,970
     450   New America Holdings..........  8.625          02/01/03             472,811
     300   Time Warner Co., Inc..........  7.57           02/01/24             305,676
     550   Viacom Inc. - 144A*...........  6.40           01/30/06             569,542
     700   Walt Disney Co. (The) ***.....  5.50           12/29/06             699,349
                                                                          ------------
                                                                             2,272,348
                                                                          ------------
           MOTOR VEHICLES (1.4%)
     455   Daimler Chrysler North
            American Holding.............  8.00           06/15/10             492,128
   1,000   General Motors Corp. ***......  7.20           01/15/11           1,046,970
                                                                          ------------
                                                                             1,539,098
                                                                          ------------
           MULTI-LINE INSURANCE (1.3%)
     545   AIG SunAmerica Global Finance
            - 144A* ***..................  6.30           05/10/11             554,418
     500   Hartford Financial Services
            Group, Inc. (The)............  7.75           06/15/05             538,020
     335   Monumental Global Funding II -
            144A*........................  6.05           01/19/06             342,976
                                                                          ------------
                                                                             1,435,414
                                                                          ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON        MATURITY
THOUSANDS                                   RATE           DATE              VALUE

--------------------------------------------------------------------------------------

           OIL & GAS PIPELINES (0.3%)
 $   340   Williams Companies, Inc.......  6.50 %         08/01/06        $    343,182
                                                                          ------------
           REGIONAL BANKS (0.3%)
     300   Banc One Corp.................  8.00           04/29/27             339,591
                                                                          ------------
           PHARMACEUTICALS: MAJOR (0.5%)
     490   American Home Products Corp.
            ***..........................  6.70           03/15/11             507,777
                                                                          ------------
           PULP & PAPER (1.9%)
   2,000   International Paper Co. ***...  8.00           07/08/03           2,113,000
                                                                          ------------
           RAILROADS (0.5%)
     535   Norfolk Southern Corp.........  7.875          02/15/04             568,630
                                                                          ------------
           REAL ESTATE DEVELOPMENT (0.9%)
     900   EOP Operating L.P. ***........  6.763          06/15/07             933,498
                                                                          ------------
           SPECIALTY TELECOMMUNICATIONS (1.8%)
   2,000   Frontier Corp. ***............  7.25           05/15/04           1,340,000
      90   Qwest Capital Funding Inc.....  7.75           08/15/06              95,743
     500   Qwest Corp. ***...............  5.625          11/15/08             471,570
                                                                          ------------
                                                                             1,907,313
                                                                          ------------
           WIRELESS COMMUNICATIONS (1.5%)
     500   AT&T Wireless Services Inc.
            ***..........................  7.875          03/01/11             527,825
     550   Nextel Communications, Inc....  9.375          11/15/09             423,500
     605   Vodafone Airtouch ***.........  7.75           02/15/10             660,485
                                                                          ------------
                                                                             1,611,810
                                                                          ------------
           Total Corporate Bonds
            (COST $50,033,480)..........................................    50,884,160
                                                                          ------------
           U.S. Government Agency & Obligations (30.5%)
           Federal National Mortgage Assoc.
     450   ..............................  6.00              **                441,562
   5,000   ..............................  6.00              **              4,915,626
   5,250   ..............................  6.50              **              5,271,328
   9,000   ..............................  7.00              **              9,186,329
   2,800   ..............................  8.00              **              2,910,756
   1,080   Private Export Funding
            Corp.........................  6.86           04/30/04           1,135,361
   8,400   U.S. Treasury Note ***........  7.50           02/15/05           9,298,296
                                                                          ------------
           Total U.S. Government Agency & Obligations
            (COST $32,946,170)..........................................    33,159,258
                                                                          ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON        MATURITY
THOUSANDS                                   RATE           DATE              VALUE

--------------------------------------------------------------------------------------

           Mortgage Backed Securities (11.7%)
           Federal Home Loan Mortgage
           Corp.
 $ 4,500   ..............................  7.00 %            **           $  4,602,656
   4,445   ..............................  8.00     08/01/29 - 06/01/31      4,621,629
   3,000   ..............................  8.00              **              3,119,062
      21   ..............................  8.50     12/01/01 - 07/01/02         20,667
       9   ..............................  9.00           08/01/02               9,444
     345   GE Capital Commercial Mortgage
            Corp.........................  6.079          05/15/33             352,301
                                                                          ------------
           Total Mortgage Backed Securities
            (COST $12,670,482)..........................................    12,725,759
                                                                          ------------
           Asset-Backed Securities (2.1%)
           FINANCE/RENTAL/LEASING
     795   Chase Credit Card Master
            Trust........................  5.50           11/17/08             805,534
     400   Citibank Credit Card Master
            Trust I......................  6.65           11/15/06             420,748
     475   Connecticut RRB Special
            Purpose Trust CL&P-1.........  5.36           03/30/07             485,593
     250   MBNA Master Credit Card
            Trust........................  6.40           01/18/05             255,780
     325   Nissan Auto Receivables Owner
            Trust........................  4.80           02/15/07             325,406
                                                                          ------------
           Total Asset-Backed Securities
            (COST $2,268,243)...........................................     2,293,061
                                                                          ------------
           Short-Term Investment (a) (38.0%)
           U.S. Government Agency
  41,400   Federal Home Loan Banks
            (COST $41,387,649)...........  3.58           09/04/01          41,387,649
                                                                          ------------

           Total Investments
            (COST $139,306,024) (B)......        129.0%          140,449,887
           Liabilities in Excess of Other
            Assets.......................        (29.0)          (31,577,549)
                                           -------------------  ------------
           Net Assets....................        100.0%         $108,872,338
                                           ===================  ============

---------------------

   *    RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   ** SECURITY WAS PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
   *** SOME OR ALL OF THESE SECURITIES ARE SEGREGATED IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS.
   (A) PURCHASED ON DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $1,986,581 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $842,718, RESULTING IN NET UNREALIZED APPRECIATION OF $1,143,863.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
AUGUST 31, 2001

Assets:
Investments in securities, at value (cost
 $139,306,024)....................................  $140,449,887
Cash..............................................        32,170
Receivable for:
  Investments sold................................     7,285,930
  Interest........................................     1,061,145
  Shares of beneficial interest sold..............       511,325
Prepaid expenses and other assets.................        20,441
                                                    ------------
    Total Assets..................................   149,360,898
                                                    ------------
Liabilities:
Payable for:
  Investments purchased...........................    40,059,702
  Shares of beneficial interest repurchased.......       119,950
  Dividends and distributions to shareholders.....        79,983
  Distribution fee................................        73,454
  Investment management fee.......................        54,957
Accrued expenses and other payables...............       100,514
                                                    ------------
    Total Liabilities.............................    40,488,560
                                                    ------------
    Net Assets....................................  $108,872,338
                                                    ============
Composition of Net Assets:
Paid-in-capital...................................  $123,817,527
Net unrealized appreciation.......................     1,143,863
Accumulated net realized loss.....................   (16,089,052)
                                                    ------------
    Net Assets....................................  $108,872,338
                                                    ============
Class A Shares:
Net Assets........................................    $4,177,086
Shares Outstanding (unlimited authorized, $.01 par
 value)...........................................       446,745
    Net Asset Value Per Share.....................  $       9.35
                                                    ============
    Maximum Offering Price Per Share,
    (net asset value plus 4.44% of net asset
     value).......................................  $       9.77
                                                    ============
Class B Shares:
Net Assets........................................   $97,451,699
Shares Outstanding (unlimited authorized, $.01 par
 value)...........................................    10,420,337
    Net Asset Value Per Share.....................  $       9.35
                                                    ============
Class C Shares:
Net Assets........................................    $4,225,715
Shares Outstanding (unlimited authorized, $.01 par
 value)...........................................       451,404
    Net Asset Value Per Share.....................  $       9.36
                                                    ============
Class D Shares:
Net Assets........................................    $3,017,838
Shares Outstanding (unlimited authorized, $.01 par
 value)...........................................       322,930
    Net Asset Value Per Share.....................  $       9.35
                                                    ============

Statement of Operations
FOR THE YEAR ENDED AUGUST 31, 2001

Net Investment Income:
Interest Income...................................  $ 6,968,943
                                                    -----------
Expenses
Distribution fee (Class A shares).................        9,730
Distribution fee (Class B shares).................      752,682
Distribution fee (Class C shares).................       23,996
Investment management fee.........................      604,029
Transfer agent fees and expenses..................      133,683
Registration fees.................................      101,090
Shareholder reports and notices...................       55,689
Professional fees.................................       55,500
Trustees' fees and expenses.......................       19,849
Custodian fees....................................       13,663
Other.............................................       11,262
                                                    -----------
    Total Expenses................................    1,781,173
                                                    -----------
    Net Investment Income.........................    5,187,770
                                                    -----------
Net Realized and Unrealized Gain (Loss):
Net realized loss.................................   (2,925,576)
Net change in unrealized depreciation.............    6,900,760
                                                    -----------
    Net Gain......................................    3,975,184
                                                    -----------
Net Increase......................................  $ 9,162,954
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE YEAR     FOR THE YEAR
                                               ENDED            ENDED
                                          AUGUST 31, 2001  AUGUST 31, 2000
                                          ---------------  ---------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................   $  5,187,770     $  6,338,053
Net realized loss.......................     (2,925,576)      (3,368,625)
Net change in unrealized depreciation...      6,900,760       (1,059,229)
                                           ------------     ------------

    Net Increase........................      9,162,954        1,910,199
                                           ------------     ------------

Dividends to Shareholders from Net
 Investment Income:
Class A shares..........................       (255,861)        (243,814)
Class B shares..........................     (4,494,457)      (5,487,625)
Class C shares..........................       (139,612)        (101,308)
Class D shares..........................       (297,896)        (506,299)
                                           ------------     ------------
    Total Dividends.....................     (5,187,826)      (6,339,046)
                                           ------------     ------------

Net increase (decrease) from
 transactions in shares of beneficial
 interest...............................      9,164,923      (33,490,429)
                                           ------------     ------------

    Net Increase (Decrease).............     13,140,051      (37,919,276)
Net Assets:
Beginning of period.....................     95,732,287      133,651,563
                                           ------------     ------------

End of Period (Including accumulated
 undistributed net investment income of
 $0 and $56, respectively)..............   $108,872,338     $ 95,732,287
                                           ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
NOTES TO FINANCIAL STATEMENTS / / AUGUST 31, 2001

1. Organization and Accounting Policies
Morgan Stanley Intermediate Income Securities (the "Fund"), formerly Morgan Stanley Dean Witter Intermediate Income Securities, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund was organized as a Massachusetts business trust on September 1, 1988 and commenced operations on May 3, 1989. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may

Morgan Stanley Intermediate Income Securities
NOTES TO FINANCIAL STATEMENTS / / AUGUST 31, 2001 CONTINUED

utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net

Morgan Stanley Intermediate Income Securities
NOTES TO FINANCIAL STATEMENTS / / AUGUST 31, 2001 CONTINUED

investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.60% to the portion of daily net assets not exceeding $500 million; 0.50% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.40% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; and 0.30% to the portion of the daily net asset exceeding $1 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.85% of the lesser of :
(a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge had been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $5,640,000 at August 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a

Morgan Stanley Intermediate Income Securities
NOTES TO FINANCIAL STATEMENTS / / AUGUST 31, 2001 CONTINUED

gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22 % and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of approximately $111,000 and $3,000, respectively and received $20,000, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended August 31, 2001, aggregated $338,941,487 and $337,701,727, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $275,468,412 and $242,772,517, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended August 31, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,197. At August 31, 2001, the Fund had an accrued pension liability of $56,069 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Intermediate Income Securities
NOTES TO FINANCIAL STATEMENTS / / AUGUST 31, 2001 CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE YEAR                FOR THE YEAR
                                          ENDED                       ENDED
                                     AUGUST 31, 2001             AUGUST 31, 2000
                                --------------------------  --------------------------
                                  SHARES        AMOUNT        SHARES        AMOUNT
                                -----------  -------------  -----------  -------------
CLASS A SHARES
Sold..........................    7,160,192  $  65,969,733    4,353,253  $  38,861,896
Reinvestment of dividends.....       21,414        196,326       22,336        202,239
Redeemed......................   (7,202,733)   (66,362,923)  (4,290,288)   (38,294,480)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class A......................      (21,127)      (196,864)      85,301        769,655
                                -----------  -------------  -----------  -------------
CLASS B SHARES
Sold..........................   19,706,825    181,063,205   20,543,046    186,216,467
Reinvestment of dividends.....      287,444      2,636,410      347,587      3,155,855
Redeemed......................  (18,816,932)  (172,689,568) (24,630,768)  (223,376,585)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class B......................    1,177,337     11,010,047   (3,740,135)   (34,004,263)
                                -----------  -------------  -----------  -------------
CLASS C SHARES
Sold..........................    1,084,741     10,064,504      700,596      6,319,873
Reinvestment of dividends.....       12,413        114,294        9,819         89,205
Redeemed......................     (839,079)    (7,765,717)    (705,747)    (6,365,319)
                                -----------  -------------  -----------  -------------
Net increase -- Class C.......      258,075      2,413,081        4,668         43,759
                                -----------  -------------  -----------  -------------
CLASS D SHARES
Sold..........................      222,801      2,043,016    5,861,354     53,879,856
Reinvestment of dividends.....       29,557        269,491       49,423        448,511
Redeemed......................     (690,813)    (6,373,848)  (5,954,411)   (54,627,947)
                                -----------  -------------  -----------  -------------
Net decrease -- Class D.......     (438,455)    (4,061,341)     (43,634)      (299,580)
                                -----------  -------------  -----------  -------------
Net increase (decrease) in
 Fund.........................      975,830  $   9,164,923   (3,693,800) $ (33,490,429)
                                ===========  =============  ===========  =============

6. Federal Income Tax Status
At August 31, 2001, the Fund had a net capital loss carryover of approximately $13,005,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through August 31 of the following years:

                            AMOUNT IN THOUSANDS
----------------------------------------------------------------------------
        2003              2004       2005       2006       2008       2009
---------------------   --------   --------   --------   --------   --------
       $6,103             $313      $2,351      $200      $1,146     $2,892
       ======             ====      ======      ====      ======     ======

Morgan Stanley Intermediate Income Securities
NOTES TO FINANCIAL STATEMENTS / / AUGUST 31, 2001 CONTINUED

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $3,077,000 during fiscal 2001.

As of August 31, 2001, the Fund had temporary book/tax differences primarily attributable to post-October losses.

7. Change in Accounting Policy
Effective September 1, 2001, the Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change will have no impact on the net assets of the Fund, but will result in a decrease in the cost of securities and a corresponding decrease to undistributed net investment income based on securities held as of August 31, 2001.

Morgan Stanley Intermediate Income Securities
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                               FOR THE PERIOD
                                           FOR THE YEAR ENDED AUGUST 31,                       JULY 28, 1997*
                           --------------------------------------------------------------          THROUGH
                              2001             2000             1999             1998          AUGUST 31, 1997
                           -----------      -----------      -----------      -----------      ---------------
Class A Shares:
Selected Per Share Data:
Net asset value,
 beginning of period.....    $ 8.97           $ 9.30           $ 9.71           $ 9.59             $ 9.68
                             ------           ------           ------           ------             ------
Income (loss) from
 investment operations:
  Net investment
   income................      0.52             0.55             0.55             0.56               0.06
  Net realized and
   unrealized gain
   (loss)................      0.38            (0.33)           (0.41)            0.13              (0.10)
                             ------           ------           ------           ------             ------
Total income (loss) from
 investment operations...      0.90             0.22             0.14             0.69              (0.04)
                             ------           ------           ------           ------             ------

Less dividends from net
 investment income.......     (0.52)           (0.55)           (0.55)           (0.57)             (0.05)
                             ------           ------           ------           ------             ------

Net asset value, end of
 period..................    $ 9.35           $ 8.97           $ 9.30           $ 9.71             $ 9.59
                             ======           ======           ======           ======             ======
Total Return+............     10.34%            2.49%            1.39%            7.30%             (0.46)%(1)
Ratios to Average Net
 Assets:
Expenses.................      1.21%(3)         1.10%(3)         1.08%(3)         1.10%(3)           2.18%(2)
Net investment income....      5.71%(3)         6.02%(3)         5.67%(3)         5.80%(3)           6.10%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....    $4,177           $4,196           $3,557           $3,457             $1,855
Portfolio turnover
 rate....................       358%             114%              99%              98%                98%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
FINANCIAL HIGHLIGHTS CONTINUED

                                                   FOR THE YEAR ENDED AUGUST 31,
                           ------------------------------------------------------------------------------
                              2001            2000             1999             1998            1997*
                           -----------     -----------     ------------     ------------     ------------
Class B Shares:
Selected Per Share Data:
Net asset value,
 beginning of period.....    $  8.98         $  9.31         $   9.70         $   9.59         $   9.39
                             -------         -------         --------         --------         --------
Income (loss) from
 investment operations:
  Net investment
   income................       0.47            0.49             0.49             0.51             0.53
  Net realized and
   unrealized gain
   (loss)................       0.37           (0.33)           (0.39)            0.11             0.20
                             -------         -------         --------         --------         --------
Total income from
 investment operations...       0.84            0.16             0.10             0.62             0.73
                             -------         -------         --------         --------         --------
Less dividends from net
 investment income.......      (0.47)          (0.49)           (0.49)           (0.51)           (0.53)
                             -------         -------         --------         --------         --------

Net asset value, end of
 period..................    $  9.35         $  8.98         $   9.31         $   9.70         $   9.59
                             =======         =======         ========         ========         ========
Total Return+............       9.55%           1.80%            0.92%            6.53%            7.93%
Ratios to Average Net
 Assets:
Expenses.................       1.84%(1)        1.77%(1)         1.75%(1)         1.71%(1)         1.65%
Net investment income....       5.08%(1)        5.35%(1)         5.00%(1)         5.19%(1)         5.52%
Supplemental Data:
Net assets, end of
 period, in thousands....    $97,452         $82,964         $120,843         $151,515         $162,959
Portfolio turnover
 rate....................        358%            114%              99%              98%              98%

---------------------

 * PRIOR TO JULY 28, 1997, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO THAT DATE, HAVE BEEN DESIGNATED AS CLASS B SHARES.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                               FOR THE PERIOD
                                           FOR THE YEAR ENDED AUGUST 31,                       JULY 28, 1997*
                           --------------------------------------------------------------          THROUGH
                              2001             2000             1999             1998          AUGUST 31, 1997
                           -----------      -----------      -----------      -----------      ---------------
Class C Shares:
Selected Per Share Data:
Net asset value,
 beginning of period.....    $ 8.99           $ 9.32           $ 9.71           $ 9.61             $ 9.68
                             ------           ------           ------           ------             ------
Income (loss) from
 investment operations:
  Net investment
   income................      0.47             0.49             0.49             0.49               0.04
  Net realized and
   unrealized gain
   (loss)................      0.37            (0.33)           (0.39)            0.11              (0.07)
                             ------           ------           ------           ------             ------
Total income (loss) from
 investment operations...      0.84             0.16             0.10             0.60              (0.03)
                             ------           ------           ------           ------             ------

Less dividends from net
 investment income.......     (0.47)           (0.49)           (0.49)           (0.50)             (0.04)
                             ------           ------           ------           ------             ------

Net asset value, end of
 period..................    $ 9.36           $ 8.99           $ 9.32           $ 9.71             $ 9.61
                             ======           ======           ======           ======             ======
Total Return+............      9.54%            1.80%            0.91%            6.39%             (0.31)%(1)
Ratios to Average Net
 Assets:
Expenses.................      1.84%(3)         1.77%(3)         1.75%(3)         1.71%(3)           2.02%(2)
Net investment income....      5.08%(3)         5.35%(3)         5.00%(3)         5.19%(3)           4.22%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....    $4,226           $1,738           $1,759             $457                $38
Portfolio turnover
 rate....................       358%             114%              99%              98%                98%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                       FOR THE PERIOD
                                        FOR THE YEAR ENDED AUGUST 31,                  JULY 28, 1997*
                           -------------------------------------------------------         THROUGH
                              2001           2000           1999           1998        AUGUST 31, 1997
                           ----------     ----------     ----------     ----------     ---------------
Class D Shares:
Selected Per Share Data:
Net asset value,
 beginning of period.....    $ 8.98         $ 9.31         $ 9.70         $ 9.59           $ 9.68
                             ------         ------         ------         ------           ------
Income (loss) from
 investment operations:
  Net investment
   income................      0.55           0.57           0.57           0.59             0.05
  Net realized and
   unrealized gain
   (loss)................      0.37          (0.33)         (0.39)          0.11            (0.09)
                             ------         ------         ------         ------           ------
Total income (loss) from
 investment operations...      0.92           0.24           0.18           0.70            (0.04)
                             ------         ------         ------         ------           ------

Less dividends from net
 investment income.......     (0.55)         (0.57)         (0.57)         (0.59)           (0.05)
                             ------         ------         ------         ------           ------

Net asset value, end of
 period..................    $ 9.35         $ 8.98         $ 9.31         $ 9.70           $ 9.59
                             ======         ======         ======         ======           ======
Total Return+............     10.48%          2.67%          1.79%          7.43%           (0.44)%(1)
Ratios to Average Net
 Assets:
Expenses.................      0.99%(3)       0.92%(3)       0.90%(3)       0.86%(3)         1.11%(2)
Net investment income....      5.93%(3)       6.20%(3)       5.85%(3)       6.04%(3)         5.91%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....    $3,018         $6,834         $7,493         $5,726           $4,880
Portfolio turnover
 rate....................       358%           114%            99%            98%              98%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Intermediate Income Securities:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Intermediate Income Securities (the "Fund"), formerly Morgan Stanley Dean Witter Intermediate Income Securities, including the portfolio of investments, as of August 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to the above present fairly, in all material respects, the financial position of Morgan Stanley Intermediate Income Securities as of August 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United State of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
OCTOBER 15, 2001

                      2001 FEDERAL TAX NOTICE (UNAUDITED)

       Of the Fund's ordinary income dividends paid during the fiscal year ended August 31, 2001, 10.39% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Angelo Manioudakis
Vice President

Charles Moon
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.



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[ARTWORK]



Morgan Stanley

Intermediate

Income Securities





ANNUAL REPORT
AUGUST 31, 2001